Document And Entity Information - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Apr. 24, 2018	Jun. 30, 2017
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Entity Registrant Name	Clear Channel Outdoor Holdings, Inc.
Entity Central Index Key	0001334978
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	No
Entity Public Float			$ 223.2
Trading Symbol	CCO
Entity Emerging Growth Company	false
Common Class A
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding		49,053,983
Common Class B
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding		315,000,000